NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2019	Dec. 31, 2018
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%	5.00%
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.30%	4.50%